Supplement dated March 26, 2021
to the Statement of Additional Information (SAI), dated March 1, 2021, as supplemented, for the following funds:
Fund
Columbia Funds Series Trust I
Columbia Emerging Markets Fund
Columbia Multi Strategy Alternatives Fund
Columbia Small Cap Growth Fund I
Effective on or about June 9, 2021, Columbia Small Cap Growth Fund I will change its name to Columbia Small Cap Growth Fund. Accordingly, on such date, all references in the SAI to Columbia Small Cap Growth Fund I are deleted and replaced with Columbia Small Cap Growth Fund.
Effective on or about March 31, 2021, the information for AQR for Columbia Multi Strategy Alternatives Fund under the subsection, "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI is hereby superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending May 31 – Information is as of May 31, 2020, unless otherwise noted
Multi Strategy Alternatives Fund	AQR: Jordan Brooks	2 RICs 1 PIV	$141.03 million $1.27 million	1 PIV ($1.27 M)	None	AQR	AQR
	Jonathan Fader(f)	2 PIVs	$563.76 million	2 PIVs ($563.76 M)	None
	Lars Nielsen	45 RICs 47 PIVs 38 other accounts	$20.84 billion $13.14 billion $17.29 billion	1 RIC ($124.02 B) 43 RICs ($11.42 B) 15 other accounts ($7.02 B)	None
	Yao Hua Ooi(f)	13 RICs 25 PIVs 1 other account	$7.56 billion $10.83 billion $169.95 million	23 PIVs (10.05 B)	None
	Ashwin Thapar	51 PIVs 35 other accounts	$13.54 billion $16.28 billion	46 PIVs ($11.27 B) 14 other accounts ($6.61 B)	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(f)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of February 28, 2021.
SUP910_00_032_(03/21)

Effective immediately, the information for Columbia Emerging Markets Fund under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending August 31 – Information is as of August 31, 2020, unless otherwise noted
Emerging Markets Fund	Dara White	3 RICs 2 PIVs 13 other accounts	$622.37 million $456.60 million $3.13 billion	None	Over $1,000,000(a) $100,001 – $500,000(b)	Columbia Management	Columbia Management
	Robert Cameron	2 RICs 2 PIVs 13 other accounts	$458.35 million $457.31 million $1.93 billion	None	None
	Perry Vickery	2 RICs 2 PIVs 13 other accounts	$458.35 million $456.60 million $1.93 billion	None	$50,001 – $100,000(a) $50,001 – $100,000(b)
	Derek Lin	3 RICs 2 PIVs 12 other accounts	$622.37 million $456.60 million $1.93 billion	None	$10,001 – $50,000(a)
	Darren Powell(f)	1 RIC 3 other accounts	$727.2 million $0.97 million	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(f)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of February 28, 2021.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_032_(03/21)
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